Interest Rate Derivatives - Additional Information (Q1) (Details) - Interest Rate Swap, 1.33% $ in Thousands	Mar. 31, 2021 USD ($)
Derivative [Line Items]
Notional Amount	$ 232,000
Derivative, LIBOR floor	0.50%